DEFINED BENEFIT PENSION PLANS - Information for Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Retirement Benefits [Abstract]
Projected benefit obligation	$ 33,584	$ 33,927
Accumulated benefit obligation	33,584	33,927
Fair value of plan assets	$ 29,223	$ 29,050